Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Mar. 24, 2008
Beginning Balance, Shares at Mar. 24, 2008
Shares issued for services	400	72,400	(72,000)
Shares issued for services (Shares)	724,000,000	724,000,000
Common stock issued for cash	40,400	14,625	25,775
Common stock issued for cash (shares)	146,248,000	146,248,000
Net loss	(14,319)			(14,319)
Ending Balance at Dec. 31, 2008	26,481	87,025	(46,225)	(14,319)
Ending Balance, Shares at Dec. 31, 2008		870,248,000
Net loss
Ending Balance at Dec. 31, 2009	26,481	87,025	(46,225)	(14,319)
Ending Balance, Shares at Dec. 31, 2009		870,248,000
Net loss	(36,316)			(36,316)
Ending Balance at Dec. 31, 2010	(9,835)	87,025	(46,225)	(50,635)
Ending Balance, Shares at Dec. 31, 2010		870,248,000
Net loss	(21,466)			(21,466)
Ending Balance at Dec. 31, 2011	(31,301)	87,025	(46,225)	(72,101)
Ending Balance, Shares at Dec. 31, 2011		870,248,000
Shares issued for services	25,000	19	24,981
Shares issued for services (Shares)		192,308
Cancellation of shares		(72,358)	72,358
Cancellation of shares, shares		(723,579,145)
Shares issued to acquire WM assets	236,314	22,517	(22,517)
Shares issued to acquire WM assets, shares		225,174,589
Shares issued for accounts payable	52,183	40	52,143
Shares issued for accounts payable (Shares)		401,415
Common stock issued for cash	246,000	189	245,811
Common stock issued for cash (shares)		1,892,308
Forgiveness of related party debt	6,250		6,250
Forgiveness of related party debt (Shares)
Net loss	(222,462)			(222,462)
Ending Balance at Dec. 31, 2012	75,670	37,432	332,801	(294,563)
Ending Balance, Shares at Dec. 31, 2012		374,329,445
Shares issued to acquire WM assets
Common stock issued for cash	1,000,000	370	999,630
Common stock issued for cash (shares)		3,703,704
Foreign currency transactions	1,899				1,899
Net loss	(910,518)			(910,518)
Ending Balance at Dec. 31, 2013	$ 167,051	$ 37,802	$ 1,332,431	$ (1,205,081)	$ 1,899
Ending Balance, Shares at Dec. 31, 2013		378,033,149